ADDITIONAL INFORMATION-FINANCIAL STATEMENT (Schedule of Parent Company Statements of Comprehensive (Loss)/Income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	$ (24,140)	$ (11,478)	$ (6,874)
Comprehensive (loss) income attributable to Parent Company	(88,845)	138,760	(32,109)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Net (loss) income	(65,625)	149,647	(25,695)
Other comprehensive loss, net of tax:
Change in cumulative foreign currency translation adjustment	(23,220)	(10,887)	(6,414)
Comprehensive (loss) income attributable to Parent Company	$ (88,845)	$ 138,760	$ (32,109)